SIGNIFICANT ACCOUNTING POLICIES - Disclosure of subsidiaries (Details) - Plymouth Rock USA [Member]	12 Months Ended
Nov. 30, 2019
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Effective Economic Interest	100.00%